Financial assets and liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 48,799	$ 60,447	$ 76,760	$ 136,881
Trade & other receivables	8,393	4,403
Financial assets at fair value through other comprehensive income	2,032	1,758
Other non-current assets	2,388	1,930
Financial assets, Total	61,612	68,538
Trade and other payables	20,972	23,079
Borrowings	106,357	96,634
Contingent consideration	18,663	23,284
Warrant liability	4,450	2,185		$ 0
Financial liabilities, Total	150,442	145,182
Liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	20,972	23,079
Borrowings	106,357	96,634
Financial liabilities, Total	127,329	119,713
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	18,663	23,284
Warrant liability	4,450	2,185
Financial liabilities, Total	23,113	25,469
Assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	48,799	60,447
Trade & other receivables	8,393	4,403
Other non-current assets	2,388	1,930
Financial assets, Total	59,580	66,780
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,032	1,758
Financial assets, Total	$ 2,032	$ 1,758